1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Depreciation and Amortization (Policies)	12 Months Ended
Dec. 31, 2021
Policies
Depreciation and Amortization:

Depreciation and Amortization:

Office machines, equipment and Company automobiles are recorded at cost and depreciated on a straight-line basis over a period of three to ten years.  Leasehold improvements are amortized on a straight-line basis over five years or less depending on the term of the applicable lease.  Depreciation and amortization expense for each of the three years ended December 31, 2021, 2020, and 2019 was $4,629,756, $4,837,876 and $4,906,380, respectively.